UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  2050 Tower Place
          3340 Peachtree Road, N.E.
          Atlanta, Georgia  30326


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    President
Phone:    (404) 239-0707

Signature, Place, and Date of Signing:

  /s/ Michael B. Orkin         Atlanta, Georgia              11-8-99
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:      92
                                        -------------

Form 13F Information Table Value Total: $ 273,457
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----   ----------------  ----------------   --------     ----    ------    ----
ADELPHIA COMMUN. CORP. CL A     COM              006848105  11351  193000   SH       DEFINED       1       193000
ADELPHIA COMMUN. CORP. CL A     COM              006848105   3740   63600   SH       SOLE                   63600
AMKOR TECHNOLOGY INC            COM              031652100   2178  135100   SH       DEFINED       1       135100
AMKOR TECHNOLOGY INC            COM              031652100   1289   79900   SH       SOLE                   79900
APPLE COMPUTER INC COM          COM              037833100   3750   59235   SH       SOLE                   59235
APPLIED ANALYTICAL INDS. INC.   COM              037939105    281   25000   SH       SOLE                   25000
AT&T CORP - LIBERTY MEDIA -A    COM              001957208   4086  109500   SH       DEFINED       1       109500
AT&T CORP - LIBERTY MEDIA -A    COM              001957208   1336   35800   SH       SOLE                   35800
BARRICK GOLD CORP COM           COM              067901108   2647  121700   SH       DEFINED       1       121700
BARRICK GOLD CORP COM           COM              067901108   1531   70400   SH       SOLE                   70400
BEST BUY COMPANY, INC.          COM              086516101   4210   67900   SH       DEFINED       1        67900
BEST BUY COMPANY, INC.          COM              086516101   1587   25600   SH       SOLE                   25600
BJ'S WHOLESALE CLUB             COM              05548J106    707   23900   SH       DEFINED       1        23900
BJ'S WHOLESALE CLUB             COM              05548J106   3027  102394   SH       SOLE                  102394
BRINKER INTERNATIONAL INC       COM              109641100   3285  121400   SH       DEFINED       1       121400
BRINKER INTERNATIONAL INC       COM              109641100   1700   62800   SH       SOLE                   62800
CABLEVISION SYSTEMS CORP.       COM              12686C109  12273  168700   SH       DEFINED       1       168700
CABLEVISION SYSTEMS CORP.       COM              12686C109   7653  105200   SH       SOLE                  105200
CASE CORPORATION COM            COM              14743R103  11611  233100   SH       DEFINED       1       233100
CASE CORPORATION COM            COM              14743R103   3776   75800   SH       SOLE                   75800
CBS CORPORATION                 COM              12490K107   7895  170700   SH       DEFINED       1       170700
CBS CORPORATION                 COM              12490K107   6121  132350   SH       SOLE                  132350
CISCO SYS INC COM               COM              17275R102   3469   50600   SH       DEFINED       1        50600
CISCO SYS INC COM               COM              17275R102   1913   27900   SH       SOLE                   27900
COMMSCOPE, INC.                 COM              203372107   6211  191100   SH       DEFINED       1       191100
COMMSCOPE, INC.                 COM              203372107   2843   87500   SH       SOLE                   87500
CONSOLIDATED PAPERS, INC.       COM              209759109    835   31060   SH       SOLE                   31060
COOPER CAMERON CORP.            COM              216640102   1786   47300   SH       DEFINED       1        47300
COOPER CAMERON CORP.            COM              216640102    909   24100   SH       SOLE                   24100
DAYTON HUDSON CORP.             COM              239753106   5598   93200   SH       DEFINED       1        93200
DAYTON HUDSON CORP.             COM              239753106   5015   83500   SH       SOLE                   83500
DII GROUP, INC.                 COM              232949107   1126   32000   SH       SOLE                   32000
DPL INC COM                     COM              233293109    473   26850   SH       SOLE                   26850
ELECTRONIC DATA SYSTEMS, INC.   COM              285661104   6453  121900   SH       DEFINED       1       121900
ELECTRONIC DATA SYSTEMS, INC.   COM              285661104   5515  104183   SH       SOLE                  104183
EMC CORPORATION                 COM              268648102   3483   48800   SH       DEFINED       1        48800
EMC CORPORATION                 COM              268648102   4861   68100   SH       SOLE                   68100
FAMILY DOLLAR STORES            COM              307000109   4863  230200   SH       DEFINED       1       230200
FAMILY DOLLAR STORES            COM              307000109   1867   88400   SH       SOLE                   88400
FOREST LABS INC.                COM              508026857    611   14500   SH       SOLE                   14500
FOX ENTERTAINMENT GROUP INC     COM              35138T107    505   24000   SH       DEFINED       1        24000
FOX ENTERTAINMENT GROUP INC     COM              35138T107    746   35400   SH       SOLE                   35400
GENERAL ELECTRIC CO.            COM              369604103   3160   26650   SH       SOLE                   26650
HOME DEPOT INC COM              COM              437076102   4834   70440   SH       SOLE                   70440
HORIZON OFFSHORE, INC.          COM              44043j105    410   51200   SH       SOLE                   51200
JONES INTERCABLE INC CL A       COM              480206200   6228  115200   SH       DEFINED       1       115200
JONES INTERCABLE INC CL A       COM              480206200   3044   56300   SH       SOLE                   56300
KROGER COMPANY                  COM              501044101   2021   91600   SH       SOLE                   91600
KV PHARMACEUTICAL CO. - CL A    COM              482740206   1015   54300   SH       SOLE                   54300
MICROSOFT CORP                  COM              594918104   1594   17600   SH       SOLE                   17600
MINNESOTA MNG & MTG CO          COM              604059105   3073   31992   SH       SOLE                   31992
MOTOROLA INC.                   COM              620076109    978   11113   SH       SOLE                   11113
NATIONAL SEMICONDUCTOR CORP.    COM              637640103   3166  103600   SH       DEFINED       1       103600
NATIONAL SEMICONDUCTOR CORP.    COM              637640103   1834   60000   SH       SOLE                   60000
NAVISTAR INTL CORP              COM              63934E108   9677  208100   SH       DEFINED       1       208100
NAVISTAR INTL CORP              COM              63934E108   5529  118912   SH       SOLE                  118912
NEWPARK RESOURCES               COM              651718504    886  114300   SH       DEFINED       1       114300
NEWPARK RESOURCES               COM              651718504    452   58300   SH       SOLE                   58300
NORTEL NETWORKS CORP            COM              656569100    224    4400   SH       SOLE                    4400
NOVELL INC                      COM              670006105   2170  104900   SH       DEFINED       1       104900
NOVELL INC                      COM              670006105    845   40850   SH       SOLE                   40850
OUTBACK STEAKHOUSE INC.         COM              689899102   1638   64300   SH       DEFINED       1        64300
OUTBACK STEAKHOUSE INC.         COM              689899102    909   35700   SH       SOLE                   35700
PENWEST PHARMACEUTICALS CO      COM              709754105    406   55000   SH       SOLE                   55000
PRECISION DRILLING CORP.        COM              74022d100    995   42900   SH       SOLE                   42900
RELIASTAR FINANCIAL CORP.       COM              75952u103   5619  169000   SH       DEFINED       1       169000
RELIASTAR FINANCIAL CORP.       COM              75952u103   3837  115400   SH       SOLE                  115400
S3, INC.                        COM              784849101   1736  166300   SH       DEFINED       1       166300
S3, INC.                        COM              784849101   1849  177200   SH       SOLE                  177200
SHAW INDUSTRIES INC             COM              820286102   1045   65850   SH       SOLE                   65850
SOUTHERN CO COM                 COM              842587107    615   23866   SH       SOLE                   23866
SPRINT CORP. (FON GROUP)        COM              852061100   2886   53200   SH       SOLE                   53200
SPRINT CORP. (PCS GROUP)        COM              852061506    992   13300   SH       SOLE                   13300
TANDY CORPORATION               COM              875382103   3918   75800   SH       DEFINED       1        75800
TANDY CORPORATION               COM              875382103   2228   43100   SH       SOLE                   43100
TARO PHARMACEUTICAL             COM              M8737e108    172   11300   SH       DEFINED       1        11300
TARO PHARMACEUTICAL             COM              M8737e108   1971  129200   SH       SOLE                  129200
TIME WARNER, INC.               COM              887315109   2298   37825   SH       SOLE                   37825
TITAN PHARMACEUTICALS INC       COM              888314101    958  102200   SH       SOLE                  102200
TYCO INTERNATIONAL LTD.         COM              902124106   7620   73800   SH       DEFINED       1        73800
TYCO INTERNATIONAL LTD.         COM              902124106   2922   28300   SH       SOLE                   28300
WAL-MART STORES, INC.           COM              931142103    476   10000   SH       SOLE                   10000
WARNER LAMBERT CO COM           COM              934488107   2221   33455   SH       SOLE                   33455
WESTPOINT STEVENS INC COM       COM              961238102  10175  430700   SH       DEFINED       1       430700
WESTPOINT STEVENS INC COM       COM              961238102   6417  271599   SH       SOLE                  271599
XILINX, INC.                    COM              983919101    655   10000   SH       SOLE                   10000
CONSECO INC. PUT OPT JAN 40.00  PUT              208465ah7    372     185   SH  PUT  SOLE                     185
ORGANOGENESIS, INC. PUT OPT JA  PUT              6859068ac    225     300   SH  PUT  SOLE                     300
PEDIATRIX FEB 22.5 PUT          PUT              7053248bx    302     306   SH  PUT  SOLE                     306
SABRATEK CORP. PUT OPT NOV 25.  PUT              78571u8ke   1182     550   SH  PUT  SOLE                     550
VENTANA MEDICAL SYS PUT OPT JA  PUT              9b499t507    255     364   SH  PUT  SOLE                     364
XEIKON NV PUT OPT FEB 30.00     PUT              9A4993837    307     300   SH  PUT  SOLE                     300

REPORT SUMMARY  92 DATA RECORDS 273,457 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED